UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Small Cap Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
  GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 3, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	-49.01%
Advisor Class[1]	-49.14%
Class A1,2	-49.03%
Class B1,2	-49.40%
Class C1,2	-49.40%
MSCI World Small Cap Index[3]	-46.53%

Performance for the Fund's Class A, Class B and Class C Shares do not reflect sales charges which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile period for all equities

The 12-month period ending October 31, 2008, was turbulent for global investors. Markets around the world have declined significantly as a result of the global credit crisis, falling global consumer demand, and recessionary attitudes and signals. The benchmark MSCI World Small Cap Index plummeted 46.53%, while the S&P 500 fell by 36.10%. Additionally, the Chicago Board Options Exchange Volatility Index, a measure of market volatility, hit a high of 80 in October, just below the highs reached during the crashes of 1929 and 1987.

All 10 sectors within the large-cap S&P 500 produced negative returns, with the consumer staples and health care sectors declining the least at -13.98% and -25.41%, respectively. The financials and materials sectors suffered the greatest losses of -53.76% and -42.47% respectively, primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and health care are usually considered defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate multiple times, dropping it from 4.50% to 1.00%, by October 29, 2008. Throughout the year, the discount rate was cut in conjunction with the Fed Funds rate and is now at 1.25%.

The U.S. housing sector continued to weaken in 2008, as evidenced by the S&P/Case Shiller U.S. Home Price Index (which measures home prices in 20 U.S. metropolitan areas). In August, the Index was down 16.6% from a year earlier.

Internationally, Western Europe has suffered from events similar to those taking place in the United States. For example, the UK is more indebted than the U.S. on

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

a per capita basis and therefore, driven by cheap credit and limited property supply, home prices there rose at an even faster rate. The housing bubble in the UK is now in the process of unwinding. And in Germany, known as the manufacturing hub of Europe, the previous global demand from emerging markets had driven production — and profits. With the sharp decline in this demand in the past year, shrinking operating margins have become commonplace.

Additionally, the BRIC countries (Brazil, Russia, India and China), have all suffered in the credit crisis as they have been unable to decouple from the developed nations. For example, one year ago Russia was in the midst of a consumer boom with car sales growing nearly 45% (year over year) and wage growth of close to 20%. The country had been benefiting from the export of gas, oil and minerals. Today, however, Russia is in serious financial difficulty, fighting to stave off devaluation of the Rouble and protect its banking system from ruin. Commodity prices, previously driven higher by the imbalance between supply and demand, have now halved as demand has fallen and supply growth has remained constant or, in some cases, increased. Profit margins have narrowed or disappeared. The near future looks bleak as China, previously the market with insatiable demand, now has excess production and is being forced to stimulate a slowing economy. For example, 3,600 Chinese toy factories, or about half the industry, have closed down this year.

Globally, attitudes toward risk have changed as the availability of credit has decreased and its cost has increased. Additionally, though the magnitude of de-leveraging we have seen around the world has been significant, the speed at which it has happened is unprecedented — and has pushed asset prices lower around the world. This risk aversion has had a devastating effect on less liquid, higher risk markets and stocks.

Strategic Review and Outlook: Liquidity needs to be restored going forward

For the annual period ending October 31, 2008, the Fund's Common class shares underperformed the benchmark by 2.48% (net of fees). Domestically, the main positive contributors to performance included stock selection within the materials and consumer discretionary sectors, as well as industry selection in consumer staples. The largest detractors from performance came from industry and stock selection in financials, industry selection in industrials, and stock selection in health care.

In the current environment, smaller companies have fared worse than larger ones. However, it is worth noting that although smaller companies have less financial flexibility than their larger peers, they often have more operating flexibility due to shorter lines of communication and more manager involvement. In this

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

manner, they can cut costs and reposition businesses at a faster rate. Of course, if a smaller company has financial troubles, there is often no way out of the problem. Therefore, internationally, we have been spending much of our time checking financial metrics to avoid smaller companies that might experience financing problems. Domestically, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our investment model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Internationally, the Fund has minimal exposure to emerging markets and we are instead focusing on free cash flow generation, financial strength and stocks that have a strategic business advantage. We believe that macro factors are going to have the most significant effect on the Fund's performance, but there are themes that we like including restructuring, new medical technologies, the pricing power of strong brands, and fixed asset utilization.

In our opinion, despite the fact that the end of October appeared to demonstrate positive signs of recovery, there will continue to be months of volatility. At the end of the month market liquidity showed signs of improvement with rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, we are not convinced that this additional liquidity in the markets and between banks will truly benefit the everyday consumer. For example, banks have begun to tighten their credit standards to such an extent that the average consumer will have a harder time borrowing money. Therefore, in this economic crisis where faith in the markets is key, we believe that in order for the market to recover, confidence and liquidity need to be restored.

Robert Graham-Brown
Portfolio Manager

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Common Class shares, Advisor
Class shares, and the MSCI World Small Cap Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Class A shares2, Class B shares2, and
Class C shares2, and the MSCI World Small Cap Index3,4
from Inception (7/31/01).

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	(31.13)%	4.31%	6.91%	5.97%
Advisor Class[5]	(31.31)%	4.04%	6.62%	5.68%
Class A Without Sales Charge	(31.10)%	4.31%	—	0.10%
Class A With Maximum Sales Charge	(35.07)%	3.09%	—	(0.72)%
Class B Without CDSC	(31.61)%	3.52%	—	(0.66)%
Class B With CDSC	(34.34)%	3.52%	—	(0.66)%
Class C Without CDSC	(31.62)%	3.54%	—	(0.63)%
Class C With CDSC	(32.31)%	3.54%	—	(0.63)%

Average Annual Returns as of October 31, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	(49.01)%	(2.53)%	3.49%	3.64%
Advisor Class[5]	(49.14)%	(2.79)%	3.22%	3.36%
Class A Without Sales Charge	(49.03)%	(2.54)%	—	(3.49)%
Class A With Maximum Sales Charge	(51.97)%	(3.69)%	—	(4.27)%
Class B Without CDSC	(49.40)%	(3.27)%	—	(4.21)%
Class B With CDSC	(51.42)%	(3.27)%	—	(4.21)%
Class C Without CDSC	(49.40)%	(3.27)%	—	(4.19)%
Class C With CDSC	(49.90)%	(3.27)%	—	(4.19)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 2.57% for Common Class shares, 2.90% for Advisor Class shares, 2.57% for Class A shares, 3.32% for Class B shares, and 3.33% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.56% for Common Class shares, 1.81% for Advisor Class shares, 1.56% for Class A shares, 2.31% for Class B shares, and 2.31% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was -51.97%. Total return for the Fund's Class B

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was -51.42%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -49.90%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4  Performance for the index is not available for the period beginning 7/31/01 (inception date). For that reason, performance is shown for the period beginning 8/1/01.

5  Inception Date: 09/30/96.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$613.20	$612.60	$613.10	$611.00	$610.80
Expenses Paid per $1,000*	$6.29	$7.30	$6.28	$9.31	$9.31
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,017.34	$1,016.09	$1,017.34	$1,013.57	$1,013.57
Expenses Paid per $1,000*	$7.86	$9.12	$7.86	$11.64	$11.64
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	1.80%	1.55%	2.30%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Global Small Cap Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (94.7%)
Australia (0.6%)
Construction & Engineering (0.6%)
Ausenco, Ltd.	96,925	$279,271
TOTAL AUSTRALIA		279,271
Austria (2.7%)
Pharmaceuticals (2.7%)
Intercell AG*	42,641	1,188,846
TOTAL AUSTRIA		1,188,846
Belgium (1.4%)
Metals & Mining (1.4%)
Umicore	35,586	633,150
TOTAL BELGIUM		633,150
Bermuda (0.0%)
Insurance (0.0%)
Enstar Group, Ltd.*	100	7,615
Marine (0.0%)
Arlington Tankers, Ltd.	100	972
TOTAL BERMUDA		8,587
Canada (0.1%)
Energy Equipment & Services (0.0%)
Tesco Corp.*	400	4,552
Machinery (0.0%)
GSI Group, Inc.*	600	1,158
Media (0.1%)
Lions Gate Entertainment Corp.*	1,800	12,600
Specialty Retail (0.0%)
Lululemon Athletica, Inc.*	100	1,417
TOTAL CANADA		19,727
China (0.7%)
Communications Equipment (0.7%)
ZTE Corp. Series H	141,120	319,084
Internet Software & Services (0.0%)
AsiaInfo Holdings, Inc.*	100	1,099
TOTAL CHINA		320,183
Finland (0.7%)
Auto Components (0.7%)
Nokian Renkaat Oyj	22,076	287,155
TOTAL FINLAND		287,155

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
France (2.8%)
Software (2.8%)
UbiSoft Entertainment SA*	23,390	$1,230,071
TOTAL FRANCE		1,230,071
Germany (4.4%)
Containers & Packaging (2.3%)
Gerresheimer AG	29,436	1,009,378
Electronic Equipment & Instruments (1.0%)
SGL Carbon AG*	23,505	451,377
Internet Software & Services (1.1%)
Wirecard AG*	88,167	501,204
TOTAL GERMANY		1,961,959
Gibraltar (1.0%)
Hotels, Restaurants & Leisure (1.0%)
888 Holdings PLC	364,363	450,750
TOTAL GIBRALTAR		450,750
Israel (0.0%)
Electronic Equipment & Instruments (0.0%)
Checkpoint Systems, Inc.*	600	7,566
TOTAL ISRAEL		7,566
Luxembourg (1.0%)
Specialty Retail (1.0%)
Oriflame Cosmetics SA§	14,806	460,517
TOTAL LUXEMBOURG		460,517
Netherlands (6.0%)
Electronic Equipment & Instruments (3.2%)
Gemalto NV*	51,218	1,427,670
Energy Equipment & Services (0.1%)
Core Laboratories NV	400	29,480
Transportation Infrastructure (2.7%)
Koninklijke Boskalis Westminster NV	36,527	1,199,723
TOTAL NETHERLANDS		2,656,873
Netherlands Antilles (0.0%)
Healthcare Equipment & Supplies (0.0%)
Orthofix International NV*	200	2,710
TOTAL NETHERLANDS ANTILLES		2,710
Norway (0.5%)
Energy Equipment & Services (0.5%)
Sevan Marine ASA*	94,341	211,037
TOTAL NORWAY		211,037

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Panama (0.0%)
Energy Equipment & Services (0.0%)
Willbros Group, Inc.*	600	$9,294
TOTAL PANAMA		9,294
Puerto Rico (0.2%)
Banks (0.2%)
First BanCorp.	1,500	15,330
Oriental Financial Group, Inc.	300	4,872
Popular, Inc.	4,000	30,400
Santander Bancorp	2,300	21,827
TOTAL PUERTO RICO		72,429
Russia (2.4%)
Pharmaceuticals (2.4%)
Pharmstandard Reg S GDR*	67,179	1,074,864
TOTAL RUSSIA		1,074,864
Singapore (0.0%)
Semiconductor Equipment & Products (0.0%)
Verigy, Ltd.*	900	13,050
TOTAL SINGAPORE		13,050
Spain (2.4%)
Biotechnology (2.4%)
Grifols SA	52,514	1,039,741
TOTAL SPAIN		1,039,741
United Kingdom (5.7%)
Commercial Services & Supplies (1.9%)
Serco Group PLC	138,308	828,090
Industrial Conglomerates (2.0%)
Intertek Group PLC	74,120	881,301
Oil & Gas (1.8%)
Petrofac, Ltd.	119,045	827,399
TOTAL UNITED KINGDOM		2,536,790
United States (62.1%)
Aerospace & Defense (0.5%)
Aerovironment, Inc.*	100	3,592
Alliant Techsystems, Inc.*	400	33,016
BE Aerospace, Inc.*	1,200	15,444
Cubic Corp.	2,600	57,850
Curtiss-Wright Corp.	900	33,210
GenCorp, Inc.*	300	1,470
HEICO Corp.	200	7,694
Hexcel Corp.*	1,200	15,840
Innovative Solutions & Support, Inc.	200	1,230

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Aerospace & Defense
Kaman Corp.	300	$7,659
Ladish Co., Inc.*	100	1,703
Orbital Sciences Corp.*	900	18,441
Spirit Aerosystems Holdings, Inc. Class A*	1,300	20,969
		218,118
Air Freight & Couriers (0.2%)
Air Transport Services Group, Inc.*	1,000	325
Hub Group, Inc. Class A*	1,700	53,465
Ryder System, Inc.	500	19,810
		73,600
Airlines (0.1%)
Aircastle, Ltd.	400	2,780
AirTran Holdings, Inc.*	300	1,227
Alaska Air Group, Inc.*	500	12,350
AMR Corp.*	500	5,105
Continental Airlines, Inc. Class B*	600	11,352
Republic Airways Holdings, Inc.*	900	13,455
SkyWest, Inc.	200	3,082
Southwest Airlines Co.	100	1,178
UAL Corp.	500	7,280
US Airways Group, Inc.*	400	4,056
		61,865
Auto Components (0.3%)
Accuride Corp.*	600	192
ArvinMeritor, Inc.	900	5,328
ATC Technology Corp.*	2,000	43,860
Commercial Vehicle Group, Inc.*	300	399
Federal Signal Corp.	500	4,255
Gentex Corp.	1,900	18,221
Modine Manufacturing Co.	200	1,480
Spartan Motors, Inc.	900	4,131
Visteon Corp.*	2,000	1,380
WABCO Holdings, Inc.	1,100	20,207
Wabtec Corp.	400	15,904
		115,357
Automobiles (0.0%)
Avis Budget Group, Inc.*	800	1,312
Monaco Coach Corp.	300	660
Thor Industries, Inc.	600	10,740
Winnebago Industries, Inc.	100	594
		13,306

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Banks (2.5%)
AMCORE Financial, Inc.	2,466	$11,467
Anchor BanCorp Wisconsin, Inc.	200	1,140
Astoria Financial Corp.	1,000	19,020
BancFirst Corp.	100	5,040
BancorpSouth, Inc.	1,200	29,124
Bank of Hawaii Corp.	800	40,568
BankAtlantic Bancorp, Inc. Class A	140	864
BankFinancial Corp.	300	3,657
Banner Corp.	100	1,277
Beneficial Mutual Bancorp, Inc.*	500	5,925
Boston Private Financial Holdings, Inc.	500	4,420
Brookline Bancorp, Inc.	900	10,530
Capitol Bancorp, Ltd.	100	1,024
Cascade Bancorp	200	1,908
Cathay General Bancorp	300	7,344
Central Pacific Financial Corp.	1,700	26,520
Chemical Financial Corp.	1,900	49,913
Citizens Republic Bancorp, Inc.	800	2,360
City Bank	200	2,060
City Holding Co.	200	8,368
CoBiz Financial, Inc.	300	3,492
Columbia Banking System, Inc.	200	3,184
Community Bank System, Inc.	400	9,980
Community Trust Bancorp, Inc.	200	6,676
Corus Bankshares, Inc.	1,000	2,200
Cullen/Frost Bankers, Inc.	500	27,985
Downey Financial Corp.	600	960
East West Bancorp, Inc.	1,100	19,085
F.N.B. Corp.	900	11,790
FBR Capital Markets Corp.*	300	1,653
First Busey Corp.	200	3,728
First Commonwealth Financial Corp.	700	7,742
First Community Bancshares, Inc.	100	3,130
First Financial Bancorp.	200	2,690
First Financial Bankshares, Inc.	200	10,838
First Financial Corp.	100	4,228
First Merchants Corp.	100	2,201
First Midwest Bancorp, Inc.	800	17,768
First State Bancorp.	300	1,110
FirstFed Financial Corp.*	400	3,580
FirstMerit Corp.	1,300	30,316
Flagstar Bancorp, Inc.	500	950
Flushing Financial Corp.	300	4,665
Frontier Financial Corp.	700	4,662
Fulton Financial Corp.	1,800	18,900
Great Southern Bancorp, Inc.	100	1,065
Guaranty Bancorp*	400	1,704

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Banks
Hancock Holding Co.	400	$17,664
Hanmi Financial Corp.	700	2,800
Harleysville National Corp.	200	2,774
Hudson City Bancorp, Inc.	200	3,762
IBERIABANK Corp.	100	5,094
Independent Bank Corp./MA	100	2,877
Independent Bank Corp./MICH	300	1,101
Integra Bank Corp.	200	1,206
Investors Bancorp, Inc.*	800	11,488
KBW, Inc.*	400	11,712
Kearny Financial Corp.	300	3,459
Midwest Banc Holdings, Inc.	300	903
Nara Bancorp, Inc.	200	2,200
NBT Bancorp, Inc.	200	5,576
Northfield Bancorp, Inc.*	300	3,630
Old National Bancorp	1,000	18,940
Oritani Financial Corp.*	200	3,416
Pacific Capital Bancorp	700	13,748
Park National Corp.	200	14,550
PrivateBancorp, Inc.	200	7,202
Prosperity Bancshares, Inc.	1,800	59,778
Provident Bankshares Corp.	600	6,402
Provident New York Bancorp	300	3,612
Renasant Corp.	100	2,096
Republic Bancorp, Inc. Class A	100	2,302
Roma Financial Corp.	100	1,455
S&T Bancorp, Inc.	300	10,230
Sandy Spring Bancorp, Inc.	100	2,147
Seacoast Banking Corp. of Florida§	200	1,776
Simmons First National Corp. Class A	100	3,102
Sterling Bancshares, Inc.	1,100	8,756
Sterling Financial Corp.	600	5,094
SunTrust Banks, Inc.	300	12,042
Susquehanna Bancshares, Inc.	1,400	21,686
SVB Financial Group*	2,100	108,045
Synovus Financial Corp.	3,000	30,990
Taylor Capital Group, Inc.	100	1,125
The Colonial BancGroup, Inc.	2,200	8,932
The South Financial Group, Inc.	600	3,486
TierOne Corp.	300	1,620
Tompkins Financial Corp.	100	4,900
TrustCo Bank Corp. NY	800	9,736
UCBH Holdings, Inc.	1,600	8,448
UMB Financial Corp.§	500	22,665
Umpqua Holdings Corp.	1,000	17,020
United Community Banks, Inc.	705	9,249
Valley National Bancorp	1,995	37,905

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Banks
Virginia Commerce Bancorp, Inc.*	300	$1,308
W Holding Company, Inc.	2,500	1,625
Washington Federal, Inc.	2,600	45,812
Waterstone Financial, Inc.*	100	825
Webster Financial Corp.	700	12,978
West Coast Bancorp	200	1,744
Westamerica BanCorporation	500	28,625
Whitney Holding Corp.	1,100	20,900
Wilmington Trust Corp.	600	17,316
Wintrust Financial Corp.	300	7,680
		1,116,325
Beverages (1.6%)
Boston Beer Company, Inc. Class A*	1,300	49,127
PepsiAmericas, Inc.	34,100	645,513
The Pepsi Bottling Group, Inc.	400	9,248
		703,888
Biotechnology (2.0%)
Abraxis BioScience*	400	25,336
Acorda Therapeutics, Inc.*	600	12,240
Alkermes, Inc.*	1,300	12,844
Allos Therapeutics, Inc.*	500	3,655
Arena Pharmaceuticals, Inc.*	700	2,576
Array BioPharma, Inc.*	400	1,968
BioMarin Pharmaceutical, Inc.*	1,000	18,320
Celera Corp.*	200	2,262
Cell Genesys, Inc.*	600	137
Cepheid, Inc.*	800	9,496
Cougar Biotechnology, Inc.*	200	5,080
CV Therapeutics, Inc.*	600	5,598
Dendreon Corp.*	1,000	4,920
Enzo Biochem, Inc.*	200	1,154
Enzon Pharmaceuticals, Inc.*	300	1,491
Exelixis, Inc.*	1,600	5,504
Geron Corp.*	900	3,582
Human Genome Sciences, Inc.*	200	646
IDEXX Laboratories, Inc.*	1,900	66,861
ImClone Systems, Inc.*	300	20,628
Indevus Pharmaceuticals, Inc.*	400	1,068
Invitrogen Corp.*	7,700	221,683
Isis Pharmaceuticals, Inc.*	1,400	19,684
Kendle International, Inc.*	200	3,614
Luminex Corp.*	500	9,325
Martek Biosciences Corp.*	1,800	53,694
Maxygen, Inc.*	600	2,514
Medivation, Inc.*	100	1,877
Metabolix, Inc.*	100	937

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Biotechnology
Momenta Pharmaceuticals, Inc.*	200	$1,822
Myriad Genetics, Inc.*	1,700	107,253
Nabi Biopharmaceuticals*	500	1,960
Neogen Corp.*	200	5,894
Neurocrine Biosciences, Inc.*	400	1,652
OSI Pharmaceuticals, Inc.*	1,200	45,540
Osiris Therapeutics, Inc.*	200	3,034
Pharmanet Development Group, Inc.*	200	320
Polypore International, Inc.*	400	3,412
Progenics Pharmaceuticals, Inc.*	100	1,001
Regeneron Pharmaceuticals, Inc.*	2,700	52,110
Rigel Pharmaceuticals, Inc.*	500	4,355
RTI Biologics, Inc.*	400	1,220
Sangamo BioSciences, Inc.*§	200	1,562
Savient Pharmaceuticals, Inc.*	900	4,284
Seattle Genetics, Inc.*	800	8,224
Techne Corp.	500	34,510
United Therapeutics Corp.*	500	43,615
XenoPort, Inc.*	700	29,127
ZymoGenetics, Inc.*	600	1,920
		871,509
Building Products (0.2%)
Apogee Enterprises, Inc.	200	1,972
Builders FirstSource, Inc.*	200	760
Crane Co.	1,500	24,555
Drew Industries, Inc.*	300	3,630
Griffon Corp.*	100	844
Insituform Technologies, Inc. Class A*	100	1,343
NCI Building Systems, Inc.*	436	8,114
Quanex Building Products Corp.	500	4,580
Simpson Manufacturing Co., Inc.	300	6,912
USG Corp.*	700	10,374
Watsco, Inc.	100	4,109
		67,193
Chemicals (4.5%)
A. Schulman, Inc.	400	7,164
American Vanguard Corp.	100	1,463
Ashland, Inc.	500	11,295
Aventine Renewable Energy Holdings, Inc.*	300	585
Balchem Corp.	100	2,556
Calgon Carbon Corp.*	2,700	35,964
Cambrex Corp.*	100	450
CF Industries Holdings, Inc.	11,481	736,965
Chemtura Corp.	5,600	9,688
Cytec Industries, Inc.	500	14,160
Eastman Chemical Co.	300	12,117

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Chemicals
Ferro Corp.	600	$9,288
FMC Corp.	1,800	78,372
Georgia Gulf Corp.	400	920
H.B. Fuller Co.	600	10,602
Hercules, Inc.§	1,300	21,853
Innospec, Inc.	600	5,250
Intrepid Potash, Inc.*	29,151	633,743
Lubrizol Corp.	700	26,306
Minerals Technologies, Inc.	700	39,732
NewMarket Corp.	1,100	41,459
Olin Corp.	14,800	268,768
PolyOne Corp.*	1,000	4,750
Rockwood Holdings, Inc.*	600	7,410
RPM International, Inc.	400	5,680
Spartech Corp.	100	636
Symyx Technologies, Inc.*	100	441
The Scotts Miracle-Gro Co. Class A	400	10,448
Tronox, Inc. Class A§	500	68
Tronox, Inc. Class B	700	98
W.R. Grace & Co.*	800	7,208
Zep, Inc.	200	4,210
Zoltek Companies, Inc.*	100	1,179
		2,010,828
Commercial Services & Supplies (2.1%)
Advance America Cash Advance Centers, Inc.	1,600	4,288
American Public Education, Inc.*	100	4,427
Arbitron, Inc.	700	22,806
Atlas Air Worldwide Holdings, Inc.*	1,300	25,116
Bally Technologies, Inc.*	600	13,290
Bowne & Co., Inc.	100	779
Bristow Group, Inc.*	300	7,431
Career Education Corp.*	600	9,486
Clean Harbors, Inc.*	1,400	91,798
Cogent, Inc.*	800	7,312
Coinstar, Inc.*	400	9,596
Compass Diversified Holdings	100	1,220
Convergys Corp.*	1,800	13,842
Corinthian Colleges, Inc.*	100	1,428
CoStar Group, Inc.*	100	3,602
Covanta Holding Corp.*	500	10,780
CRA International, Inc.*	100	2,706
CSG Systems International, Inc.*	3,600	59,868
Darling International, Inc.*	3,400	25,636
Deluxe Corp.	500	6,080
DeVry, Inc.	500	28,345
Diamond Management & Technology Consultants, Inc.	400	1,592

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Commercial Services & Supplies
Dice Holdings, Inc.*	100	$406
Dollar Financial Corp.*	400	4,652
Electro Rent Corp.	100	1,199
EnergySolutions, Inc.	2,100	9,471
Ennis, Inc.	100	1,177
FactSet Research Systems, Inc.	700	27,153
Fuel Tech, Inc.*	300	3,525
G&K Services, Inc. Class A	300	6,777
Gevity HR, Inc.	400	1,364
Global Cash Access Holdings, Inc.*	800	2,256
H&R Block, Inc.	500	9,860
Headwaters, Inc.*	300	3,180
Heartland Payment Systems, Inc.	100	1,741
Heidrick & Struggles International, Inc.	1,600	38,608
Herman Miller, Inc.	1,400	30,800
HMS Holdings Corp.*	300	7,431
Hudson Highland Group, Inc.*	300	1,572
Iconix Brand Group, Inc.*	500	5,445
ITT Educational Services, Inc.*	285	24,980
Kenexa Corp.*	200	1,782
Kforce, Inc.*	200	1,574
Koppers Holdings, Inc.	1,100	26,169
Korn/Ferry International*	2,900	40,281
Landauer, Inc.	100	5,406
Liquidity Services, Inc.*	100	840
Macquarie Infrastructure Co., LLC	700	7,105
McGrath Rentcorp	300	6,822
Medis Technologies, Ltd.*	400	488
Monotype Imaging Holdings, Inc.*	200	1,362
Mueller Water Products, Inc. Class A	1,800	12,600
Net 1 UEPS Technologies, Inc.*	500	7,000
On Assignment, Inc.*	300	1,950
PHH Corp.*	600	4,836
PHI, Inc.*	100	2,098
Pre-Paid Legal Services, Inc.*	200	7,896
Providence Service Corp.*	300	360
Rollins, Inc.	500	8,785
Sotheby's	500	4,655
Spherion Corp.*	600	1,908
TAL International Group, Inc.	200	3,312
Team, Inc.*	200	5,554
Tetra Technologies, Inc.*	2,800	61,572
The Brink's Co.	2,400	116,376
The Corporate Executive Board Co.	600	17,898
TrueBlue, Inc.*	300	2,499
VistaPrint, Ltd.*	500	8,535

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Commercial Services & Supplies
Waste Management, Inc.	500	$15,615
Watson Wyatt Worldwide, Inc. Class A	400	16,988
Weight Watchers International, Inc.	400	12,512
		937,803
Communications Equipment (0.3%)
3Com Corp.*	5,100	13,923
Arris Group, Inc.*	3	21
Ciena Corp.*	600	5,766
Cogo Group, Inc.*	400	2,176
DSP Group, Inc.*	100	630
Echelon Corp.*	100	813
Extreme Networks, Inc.*	1,200	2,208
FalconStor Software, Inc.*	200	602
Finisar Corp.*	1,252	763
Ixia*	300	1,998
Opnext, Inc.*	800	3,200
Powerwave Technologies, Inc.*	1,600	1,520
ShoreTel, Inc.*	400	1,948
Sonus Networks, Inc.*	4,500	9,945
Sycamore Networks, Inc.*	3,600	12,024
Tekelec*	600	7,614
Tellabs, Inc.*	6,500	27,560
UTStarcom, Inc.*	1,300	3,094
ViaSat, Inc.*	2,300	41,906
		137,711
Computers & Peripherals (0.1%)
Avid Technology, Inc.*	300	4,449
Cray, Inc.*	100	314
Data Domain, Inc.*	100	1,846
Electronics for Imaging, Inc.*	900	9,540
Hutchinson Technology, Inc.*	2,700	18,468
Isilon Systems, Inc.*	300	1,026
Novatel Wireless, Inc.*	700	3,647
Palm, Inc.*	1,400	5,586
Rackable Systems, Inc.*	100	713
Sigma Designs, Inc.*	200	2,218
Smart Modular Technologies (WWH), Inc.*	1,300	3,523
Stratasys, Inc.*	200	2,416
Synaptics, Inc.*	150	4,634
		58,380
Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	300	2,799
Dycom Industries, Inc.*	600	5,328
EMCOR Group, Inc.*	1,400	24,878
Granite Construction, Inc.	400	14,268

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Construction & Engineering
Hill International, Inc.*	200	$1,256
MasTec, Inc.*	1,100	9,592
Quanta Services, Inc.*	400	7,904
The Shaw Group, Inc.*	500	8,945
		74,970
Construction Materials (0.0%)
Eagle Materials, Inc.	400	7,084
Texas Industries, Inc.	100	3,163
		10,247
Containers & Packaging (0.5%)
Bemis Co., Inc.	1,200	29,808
Crown Holdings, Inc.*	400	8,072
Graphic Packaging Holding Co.*	2,500	4,625
Greif, Inc. Class A	400	16,232
Myers Industries, Inc.	3,800	40,166
Packaging Corp. of America	1,700	28,611
Rock-Tenn Co. Class A	1,400	42,574
Smurfit-Stone Container Corp.*	2,800	3,780
Sonoco Products Co.	1,200	30,216
		204,084
Distributors (0.1%)
Beacon Roofing Supply, Inc.*	300	4,104
Core-Mark Holding Company, Inc.*	100	1,977
Pool Corp.	800	13,928
Spectrum Brands, Inc.*	700	427
The Andersons, Inc.	200	5,326
		25,762
Diversified Financials (5.6%)
Advanta Corp. Class B	200	904
AmeriCredit Corp.*	1,600	9,376
Apollo Investment Corp.	1,600	21,088
Ares Capital Corp.	1,300	10,218
ASTA Funding, Inc.	200	680
BGC Partners, Inc. Class A	600	2,454
BlackRock Kelso Capital Corp.	700	7,350
BlackRock, Inc.	200	26,268
Broadridge Financial Solutions, Inc.	1,200	14,520
Calamos Asset Management, Inc. Class A	100	821
CapitalSource, Inc.	2,800	20,720
Cash America International, Inc.	400	14,148
CBIZ, Inc.*	3,200	25,920
CompuCredit Corp.*§	200	516
Duff & Phelps Corp. Class A*	100	1,900
E*TRADE Financial Corp.*	6,700	12,194

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Financials
Exlservice Holdings, Inc.*	200	$1,460
EZCORP, Inc. Class A*	600	9,504
FCStone Group, Inc.*	900	5,355
Federal Agricultural Mortgage Corp. Class C	100	580
Federated Investors, Inc. Class B	200	4,840
Financial Federal Corp.	100	2,315
First Cash Financial Services, Inc.*	400	6,148
First Horizon National Corp.	2,473	29,453
Franklin Resources, Inc.	200	13,600
GAMCO Investors, Inc. Class A	100	3,807
GFI Group, Inc.	4,100	13,161
Gladstone Capital Corp.	100	1,191
Greenhill & Company, Inc.	300	19,791
Guaranty Financial Group, Inc.*	700	1,421
Harris & Harris Group, Inc.*	300	1,500
Hercules Technology Growth Capital, Inc.	203	1,762
IndyMac Bancorp, Inc.§	9,600	576
Interactive Brokers Group, Inc. Class A*	2,200	47,014
Investment Technology Group, Inc.*	600	12,246
Jefferies Group, Inc.	1,500	23,745
LaBranche & Company, Inc.*	500	3,115
MCG Capital Corp.	1,258	1,032
MF Global, Ltd.*	1,700	6,630
Morningstar, Inc.*	200	7,488
MSCI, Inc. Class A*	900	15,516
MVC Capital, Inc.	200	2,474
National Financial Partners Corp.	300	1,998
NewAlliance Bancshares, Inc.	139,568	1,926,038
NewStar Financial, Inc.*	300	1,623
Ocwen Financial Corp.*	200	1,340
Portfolio Recovery Associates, Inc.*	200	7,176
Prospect Capital Corp.	300	3,774
Raymond James Financial, Inc.	1,700	39,593
Riskmetrics Group, Inc.*	700	10,787
Stifel Financial Corp.*	250	10,913
SWS Group, Inc.	100	1,856
T. Rowe Price Group, Inc.	500	19,770
Texas Capital Bancshares, Inc.*	400	7,140
The First Marblehead Corp.	300	510
UTI Worldwide, Inc.	1,100	12,936
Waddell & Reed Financial, Inc. Class A	2,400	34,848
Western Union Co.	100	1,526
World Acceptance Corp.*	300	5,544
		2,492,173

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	700	$6,538
Atlantic Tele-Network, Inc.	100	2,433
Cbeyond, Inc.*	300	3,606
Cincinnati Bell, Inc.*	4,400	10,516
Clearwire Corp. Class A*	800	6,936
EchoStar Corp. Class A*	700	13,594
FairPoint Communications, Inc.	1,100	4,378
FiberTower Corp.*	1,100	803
General Communication, Inc. Class A*	200	1,536
Harris Stratex Networks, Inc. Class A*	300	1,989
Hughes Communications, Inc.*	100	1,625
IDT Corp. Class B*	700	714
Iowa Telecommunications Services, Inc.	400	6,048
NeuStar, Inc. Class A*	1,100	21,670
Neutral Tandem, Inc.*	400	6,968
Nextwave Wireless, Inc.*§	2,200	616
PAETEC Holding Corp.*	2,000	1,800
Premiere Global Services, Inc.*	3,300	32,835
RCN Corp.*	600	3,870
Starent Networks Corp.*	400	3,988
Vonage Holdings Corp.*§	1,300	1,144
		133,607
Electric Utilities (0.6%)
Black Hills Corp.	700	17,675
CH Energy Group, Inc.	200	8,246
CMS Energy Corp.	500	5,125
Comverge, Inc.*	300	1,362
EnerNOC, Inc.*	100	660
Great Plains Energy, Inc.	353	6,862
Hawaiian Electric Industries, Inc.	3,200	85,184
ITC Holdings Corp.	500	20,290
MGE Energy, Inc.	300	10,689
Northeast Utilities	400	9,024
NorthWestern Corp.	400	7,816
OGE Energy Corp.	400	10,920
Ormat Technologies, Inc.	900	21,744
PG&E Corp.	400	14,668
Pike Electric Corp.*	100	875
PNM Resources, Inc.	336	3,276
Puget Energy, Inc.	1,800	42,174
TECO Energy, Inc.	400	4,616
The Empire District Electric Co.	200	3,842
UIL Holdings Corp.	300	9,900
VeraSun Energy Corp.*	600	288
		285,236

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Electronic Equipment & Instruments (3.9%)
Acuity Brands, Inc.	700	$24,472
Airvana, Inc.*	300	1,317
American Superconductor Corp.*	30,019	375,538
AZZ, Inc.*	200	5,836
Belden, Inc.	700	14,588
Benchmark Electronics, Inc.*	2,100	25,179
Capstone Turbine Corp.*	1,800	2,430
CTS Corp.	200	1,398
Daktronics, Inc.	500	4,980
Diebold, Inc.	400	11,888
Electro Scientific Industries, Inc.*	100	837
Encore Wire Corp.	300	5,751
Energy Conversion Devices, Inc.*	700	23,898
Evergreen Solar, Inc.*§	1,300	4,927
Exar Corp.*	300	2,004
FLIR Systems, Inc.*	2,200	70,620
FuelCell Energy, Inc.*	600	2,868
General Cable Corp.*	300	5,124
Hubbell, Inc. Class B	600	21,522
Infinera Corp.*	1,000	7,780
Intevac, Inc.*	100	778
IPG Photonics Corp.*	100	1,420
Itron, Inc.*	15,827	767,293
Jabil Circuit, Inc.	900	7,569
KEMET Corp.*	900	531
Littelfuse, Inc.*	300	5,598
Methode Electronics, Inc.	2,500	18,975
Molex, Inc.	3,900	56,199
Molex, Inc. Class A	1,000	12,840
MTS Systems Corp.	200	6,496
Newport Corp.*	200	1,438
OSI Systems, Inc.*	100	1,150
Park Electrochemical Corp.	300	6,486
Plexus Corp.*	700	13,062
Plug Power, Inc.*	500	490
Powell Industries, Inc.*	100	1,851
Power-One, Inc.*	900	999
Raser Technologies, Inc.*	100	431
Regal-Beloit Corp.	700	22,792
Rofin-Sinar Technologies, Inc.*	500	11,145
Sanmina-SCI Corp.*	3,200	2,400
Taser International, Inc.*	500	2,505
Technitrol, Inc.	500	2,885
Tecumseh Products Co. Class A*	200	3,704
Thermo Fisher Scientific, Inc.*	300	12,180
TTM Technologies, Inc.*	500	3,580
Universal Display Corp.*	300	3,246

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Electronic Equipment & Instruments
Varian, Inc.*	2,700	$99,495
Veeco Instruments, Inc.*	100	774
Woodward Governor Co.	1,000	32,100
		1,713,369
Energy Equipment & Services (0.8%)
Allis-Chalmers Energy, Inc.*	500	3,380
Atwood Oceanics, Inc.*	1,500	41,220
Basic Energy Services, Inc.*	3,000	41,040
Complete Production Services, Inc.*	1,800	22,302
Dawson Geophysical Co.*	100	2,453
Dresser-Rand Group, Inc.*	1,300	29,120
Dril-Quip, Inc.*	894	22,082
Flotek Industries, Inc.*	300	1,485
Global Industries, Ltd.*§	1,400	3,570
Grey Wolf, Inc.*	2,500	16,050
Gulf Island Fabrication, Inc.	200	3,942
Helmerich & Payne, Inc.	800	27,448
ION Geophysical Corp.*	1,200	7,872
Key Energy Services, Inc.*	4,400	27,280
Matrix Service Co.*	200	2,450
Newpark Resources, Inc.*	100	575
Oil States International, Inc.*	1,900	43,947
Smith International, Inc.	309	10,654
Superior Energy Services, Inc.*	1,000	21,320
Superior Well Services, Inc.*	200	3,350
T-3 Energy Services, Inc.*	200	4,822
Trico Marine Services, Inc.*	300	2,700
Union Drilling, Inc.*	200	1,096
Unit Corp.*	800	30,032
		370,190
Food & Drug Retailing (1.5%)
Flowers Foods, Inc.	15,600	462,540
Nash Finch Co.	1,200	47,316
PetMed Express, Inc.*	200	3,532
Rite Aid Corp.*	7,400	3,589
Spartan Stores, Inc.	400	10,796
Sysco Corp.	400	10,480
Terra Industries, Inc.	5,000	109,950
The Great Atlantic & Pacific Tea Co., Inc.*	300	2,481
		650,684
Food Products (0.4%)
Cal-Maine Foods, Inc.	200	5,878
Chiquita Brands International, Inc.*	1,100	15,015
Del Monte Foods Co.	4,600	29,026
General Mills, Inc.	400	27,096

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Food Products
Green Mountain Coffee Roasters, Inc.*	200	$5,798
Herbalife, Ltd.	600	14,658
J & J Snack Foods Corp.	100	3,136
Lance, Inc.	100	2,069
Ralcorp Holdings, Inc.*	400	27,072
Reddy Ice Holdings, Inc.	900	2,394
Sanderson Farms, Inc.	100	3,122
Sensient Technologies Corp.	800	20,184
The J.M. Smucker Co.	400	17,824
Tootsie Roll Industries, Inc.	300	7,461
TreeHouse Foods, Inc.*	300	9,078
		189,811
Forestry & Paper (0.0%)
AbitibiBowater, Inc.*	600	1,170
Glatfelter	700	7,217
Mercer International, Inc.*	900	2,520
Neenah Paper, Inc.	200	1,806
Wausau Paper Corp.	700	6,482
		19,195
Gas Utilities (0.4%)
Enbridge Energy Management, LLC*	100	3,759
Energen Corp.	400	13,428
National Fuel Gas Co.	1,000	36,190
Northwest Natural Gas Co.	1,500	76,320
Petrohawk Energy Corp.*	400	7,580
Piedmont Natural Gas Co., Inc.	900	29,628
The Laclede Group, Inc.	300	15,696
		182,601
Healthcare Equipment & Supplies (3.8%)
Abaxis, Inc.*	300	4,611
ABIOMED, Inc.*	300	4,374
Accuray, Inc.*	600	3,792
Advanced Medical Optics, Inc.*	500	3,085
AngioDynamics, Inc.*	300	3,780
ArthroCare Corp.*	100	2,078
Bio-Rad Laboratories, Inc. Class A*	100	8,538
Boston Scientific Corp.*	300	2,709
Bruker Corp.*	700	2,863
Conceptus, Inc.*	400	6,480
CONMED Corp.*	1,500	39,300
Cutera, Inc.*	100	851
Cyberonics, Inc.*	400	5,096
Datascope Corp.§	100	5,017
Edwards Lifesciences Corp.*	400	21,136
ev3, Inc.*	400	2,588

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Healthcare Equipment & Supplies
Haemonetics Corp.*	500	$29,530
Halozyme Therapeutics, Inc.*	900	4,311
Hansen Medical, Inc.*	100	931
Hill-Rom Holdings, Inc.	900	20,484
Hillenbrand, Inc.	818	15,542
I-Flow Corp.*	200	1,128
Illumina, Inc.*	40,868	1,259,960
Insulet Corp.*§	200	1,120
Integra LifeSciences Holdings*	300	11,262
Invacare Corp.	1,900	34,561
IRIS International, Inc.*	100	1,115
Kensey Nash Corp.*	100	2,539
Kinetic Concepts, Inc.*	400	9,684
LCA-Vision, Inc.	300	1,026
Masimo Corp.*	700	22,393
Mentor Corp.	400	6,760
Merit Medical Systems, Inc.*	200	3,660
Natus Medical, Inc.*	200	3,060
Noven Pharmaceuticals, Inc.*	100	1,125
NuVasive, Inc.*	400	18,836
Quidel Corp.*	400	6,324
Somanetics Corp.*	100	1,875
SonoSite, Inc.*	200	4,214
Stereotaxis, Inc.*	200	806
STERIS Corp.	1,800	61,272
Stryker Corp.	100	5,346
SurModics, Inc.*	1,000	26,500
Symmetry Medical, Inc.*	400	5,168
Volcano Corp.*	200	3,110
Zoll Medical Corp.*	300	7,224
		1,687,164
Healthcare Providers & Services (1.6%)
Air Methods Corp.*	200	3,356
Amedisys, Inc.*	300	16,923
Amerigroup Corp.*	900	22,500
AMN Healthcare Services, Inc.*	1,600	14,384
AmSurg Corp.*	2,000	49,880
Assisted Living Concepts, Inc. Class A*	700	3,479
Catalyst Health Solutions, Inc.*	500	8,435
Centene Corp.*	600	11,304
CIGNA Corp.	500	8,150
Community Health Systems, Inc.*	400	8,200
CorVel Corp.*	100	2,682
Cross Country Healthcare, Inc.*	100	1,132
Emeritus Corp.*	100	1,153
eResearchTechnology, Inc.*	500	3,230

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Healthcare Providers & Services
Gentiva Health Services, Inc.*	400	$10,860
Health Management Associates, Inc. Class A*	5,200	10,920
HEALTHSOUTH Corp.*	1,000	12,540
LHC Group, Inc.*	200	7,056
LifePoint Hospitals, Inc.*	800	19,176
Magellan Health Services, Inc.*	600	22,164
MAXIMUS, Inc.	1,200	38,328
MedCath Corp.*	100	1,542
Molina Healthcare, Inc.*	1,100	24,497
National Healthcare Corp.	100	4,101
Nighthawk Radiology Holdings, Inc.*	300	1,377
Odyssey HealthCare, Inc.*	200	1,918
Omnicell, Inc.*	300	3,294
Owens & Minor, Inc.	400	17,308
PARAXEL International Corp.*	6,400	66,560
Pediatrix Medical Group, Inc.*	400	15,460
Pharmaceutical Product Development, Inc.	2,700	83,646
Res-Care, Inc.*	400	6,164
Service Corp. International	400	2,760
Skilled Healthcare Group, Inc. Class A*	100	1,228
Stewart Enterprises, Inc. Class A	900	4,653
Sun Healthcare Group, Inc.*	500	5,740
Tenet Healthcare Corp.*	1,400	6,132
The Advisory Board Co.*	300	7,395
Triple-S Management Corp. Class B*	200	2,042
Universal Health Services, Inc. Class B	400	16,816
VCA Antech, Inc.*	1,400	25,340
Vital Images, Inc.*	100	1,305
WellCare Health Plans, Inc.*	5,500	132,935
		708,065
Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	100	486
Ambassadors Group, Inc.	100	1,044
Ameristar Casinos, Inc.	100	921
Bob Evans Farms, Inc.	600	12,528
Boyd Gaming Corp.	700	4,760
Buffalo Wild Wings, Inc.*	100	2,828
Burger King Holdings, Inc.	600	11,928
California Pizza Kitchen, Inc.*	100	977
CBRL Group, Inc.	2,800	55,776
CEC Entertainment, Inc.*	2,700	69,336
Chipotle Mexican Grill, Inc. Class A*	700	35,525
Choice Hotels International, Inc.	500	13,670
Churchill Downs, Inc.	100	3,798
CKE Restaurants, Inc.	800	6,792
Denny's Corp.*	1,700	3,043

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Hotels, Restaurants & Leisure
DineEquity, Inc.	100	$1,803
Gaylord Entertainment Co.*	700	14,987
Great Wolf Resorts, Inc.*	500	945
Isle of Capri Casinos, Inc.*	300	1,527
Krispy Kreme Doughnuts, Inc.*	500	1,380
Landry's Restaurants, Inc.§	2,000	25,100
Leapfrog Enterprises, Inc.*	200	1,350
LIFE TIME FITNESS, Inc.*	200	3,808
Live Nation, Inc.*	900	10,125
Monarch Casino & Resort, Inc.*	100	891
MTR Gaming Group, Inc.*	400	1,072
National CineMedia, Inc.	700	5,670
O'Charley's, Inc.	200	1,500
P.F. Chang's China Bistro, Inc.*	400	8,184
Panera Bread Co. Class A*	500	22,560
Penn National Gaming, Inc.*	800	15,408
Pinnacle Entertainment, Inc.*	600	3,360
Ruth's Hospitality Group, Inc.*	400	916
Scientific Games Corp. Class A*	1,100	19,800
Shuffle Master, Inc.*	600	2,316
Sonic Corp.*	1,000	10,700
Texas Roadhouse, Inc. Class A*	700	4,914
The Cheesecake Factory, Inc.*	1,100	9,680
Vail Resorts, Inc.*	100	3,326
Wendy's/Arby's Group, Inc. Class A	7,200	26,064
		420,798
Household Durables (0.7%)
American Greetings Corp. Class A	2,500	29,200
Beazer Homes USA, Inc.*	600	1,902
Champion Enterprises, Inc.*	1,100	2,057
DTS, Inc.*	200	4,130
Ethan Allen Interiors, Inc.	100	1,789
Fleetwood Enterprises, Inc.*	600	270
Furniture Brands International, Inc.	100	569
Helen of Troy, Ltd.*	400	7,196
HNI Corp.	300	5,496
Hovnanian Enterprises, Inc. Class A*	600	2,574
KB HOME	500	8,345
Kimball International, Inc. Class B	100	745
La-Z-Boy, Inc.	900	5,202
Lancaster Colony Corp.	300	9,462
Lennar Corp. Class A	1,100	8,514
Matthews International Corp.	500	22,315
MDC Holdings, Inc.	300	10,089
Meritage Homes Corp.*	100	1,373
NVR, Inc.*	200	98,042

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Household Durables
Snap-on, Inc.	600	$22,170
Standard Pacific Corp.*	600	1,710
Tempur-Pedic International, Inc.	800	6,248
The Ryland Group, Inc.	369	6,934
Tupperware Brands Corp.	2,200	55,660
TurboChef Technologies, Inc.*	200	1,006
Universal Electronics, Inc.*	200	4,226
WCI Communities, Inc.*	400	52
		317,276
Household Products (0.1%)
Central Garden & Pet Co.*§	300	1,014
Central Garden & Pet Co. Class A*	400	1,272
Church & Dwight Co., Inc.	400	23,636
Prestige Brands Holdings, Inc.*	200	1,382
The Procter & Gamble Co.	500	32,270
		59,574
Industrial Conglomerates (0.1%)
Carlisle Companies, Inc.	400	9,300
NexCen Brands, Inc.*	1,000	83
Raven Industries, Inc.	200	6,438
Tredegar Corp.	100	1,472
Verenium Corp.*§	300	306
Walter Industries, Inc.	900	34,875
		52,474
Insurance (2.4%)
Allied World Assurance Holdings, Ltd.	600	19,242
Ambac Financial Group, Inc.	3,800	10,184
American Equity Investment Life Holding Co.	800	3,616
American Physicians Capital, Inc.	100	4,091
Aon Corp.	100	4,230
Arch Capital Group, Ltd.*	1,000	69,750
Argo Group International Holdings, Ltd.*	400	12,760
Arthur J. Gallagher & Co.	1,600	38,976
Aspen Insurance Holdings, Ltd.	1,200	27,552
Assured Guaranty, Ltd.	1,100	12,353
Baldwin & Lyons, Inc. Class B	100	1,819
CNA Surety Corp.*	2,000	27,700
eHealth, Inc.*	200	2,544
Employers Holdings, Inc.	2,100	26,796
Endurance Specialty Holdings, Ltd.	800	24,192
Erie Indemnity Co. Class A	500	18,595
Flagstone Reinsurance Holdings, Ltd.	500	5,295
FPIC Insurance Group, Inc.*	100	4,476
Hanover Insurance Group, Inc.	600	23,550
HCC Insurance Holdings, Inc.	2,300	50,738

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Insurance
Horace Mann Educators Corp.	300	$2,388
Infinity Property & Casualty Corp.	200	7,964
IPC Holdings, Ltd.	1,900	52,459
Markel Corp.*	100	35,084
Max Capital Group, Ltd.	600	9,570
MBIA, Inc.	2,000	19,660
MGIC Investment Corp.	2,100	8,148
Montpelier Re Holdings, Ltd.	1,400	20,034
National Interstate Corp.	100	1,750
OneBeacon Insurance Group, Ltd.	200	2,760
Philadelphia Consolidated Holding Corp.*	2,000	116,980
Phoenix Companies, Inc.	3,300	21,351
PICO Holdings, Inc.*	200	5,008
Platinum Underwriters Holdings, Ltd.	800	25,392
PMA Capital Corp. Class A*	100	462
ProAssurance Corp.*	500	27,475
Radian Group, Inc.	3,800	13,680
Reinsurance Group of America, Inc. Class A	1,100	41,074
RLI Corp.	300	17,217
Safety Insurance Group, Inc.	200	7,598
Seabright Insurance Holdings*	200	2,092
Selective Insurance Group, Inc.	2,400	57,000
StanCorp Financial Group, Inc.	900	30,672
State Auto Financial Corp.	2,600	68,484
Stewart Information Services Corp.	200	3,320
The Chubb Corp.	100	5,182
The PMI Group, Inc.	800	1,992
Tower Group, Inc.	300	6,309
United America Indemnity, Ltd. Class A*	200	2,396
United Fire & Casualty Co.	1,800	41,706
Unitrin, Inc.	600	12,600
Universal American Financial Corp.*	700	6,195
W.R. Berkley Corp.	200	5,254
		1,067,715
Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc. Class A*	200	1,070
Blue Nile, Inc.*	200	6,116
Coldwater Creek, Inc.*	200	718
GSI Commerce, Inc.*	300	3,105
NutriSystem, Inc.§	200	2,830
Overstock.com, Inc.*	100	1,241
School Specialty, Inc.*	300	6,300
Shutterfly, Inc.*	100	763
Systemax, Inc.	1,400	19,824
ValueVision Media, Inc. Class A*	400	276
		42,243

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Internet Software & Services (0.6%)
Acme Packet, Inc.*	400	$1,896
Ariba, Inc.*	1,000	10,700
Art Technology Group, Inc.*	1,600	3,120
athenahealth, Inc.*	300	9,180
Cogent Communications Group, Inc.*	400	1,912
comScore, Inc.*	200	2,440
InfoSpace, Inc.	200	1,714
Internet Capital Group, Inc.*	300	1,716
Interwoven, Inc.*	400	5,044
j2 Global Communications, Inc.*	2,300	37,076
Limelight Networks, Inc.*	600	1,428
Marchex, Inc. Class B	300	2,304
ModusLink Global Solutions, Inc.*	400	2,224
NIC, Inc.	300	1,611
Openwave Systems, Inc.*	1,100	825
Orbitz Worldwide, Inc.*	300	1,011
Perficient, Inc.*	400	2,196
RealNetworks, Inc.*	1,700	7,276
RightNow Technologies, Inc.*	100	658
S1 Corp.*	500	3,135
SINA Corp.*	900	29,160
Sohu.com, Inc.*	2,200	120,868
SonicWALL, Inc.*	700	3,136
Switch & Data Facilities Co.*	100	942
United Online, Inc.	1,140	8,436
Vignette Corp.*	2,400	19,488
Vocus, Inc.*	200	3,366
		282,862
IT Consulting & Services (0.2%)
Acxiom Corp.	1,200	9,432
Automatic Data Processing, Inc.	300	10,485
CIBER, Inc.*	600	3,240
Exponent, Inc.*	200	5,886
Forrester Research, Inc.*	200	5,610
Innerworkings, Inc.*	300	2,085
Internap Network Services Corp.*	900	2,574
MarketAxess Holdings, Inc.*	200	1,144
Ness Technologies, Inc.*	300	2,217
SAIC, Inc.*	400	7,388
Sapient Corp.*	1,100	6,039
SI International, Inc.*	200	5,760
Stanley, Inc.*	100	3,426
Sykes Enterprises, Inc.*	500	7,980
SYNNEX Corp.*	300	4,629
TechTarget*	100	489

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
IT Consulting & Services
TNS, Inc.*	300	$4,254
Tyler Technologies, Inc.*	200	2,718
Unisys Corp.*	6,900	10,488
		95,844
Leisure Equipment & Products (0.2%)
Brunswick Corp.	600	2,082
Build-A-Bear Workshop, Inc.*	200	1,040
Callaway Golf Co.	800	8,368
GeoEye, Inc.*	200	4,328
MarineMax, Inc.*	200	464
Marvel Entertainment, Inc.*	700	22,533
Polaris Industries, Inc.	600	20,202
RC2 Corp.*	1,900	24,130
Smith & Wesson Holding Corp.*	600	1,380
		84,527
Machinery (1.5%)
Actuant Corp. Class A	900	16,137
AGCO Corp.*	800	25,216
Albany International Corp. Class A	300	4,368
Altra Holdings, Inc.*	200	1,788
American Railcar Industries, Inc.	100	1,112
American Science & Engineering, Inc.	100	6,290
Applied Industrial Technologies, Inc.	1,800	36,342
Axsys Technologies, Inc.*	100	6,603
Badger Meter, Inc.	200	5,040
Barnes Group, Inc.	1,300	18,863
Blount International, Inc.*	400	3,476
Briggs & Stratton Corp.	500	7,880
Chart Industries, Inc.*	1,000	13,620
CIRCOR International, Inc.	200	6,130
Columbus McKinnon Corp.*	1,600	22,464
Dionex Corp.*	1,200	64,596
Donaldson Co., Inc.	400	14,060
Dover Corp.	300	9,531
Dynamic Materials Corp.	200	3,800
EnPro Industries, Inc.*	300	6,663
Esterline Technologies Corp.*	300	10,815
Flow International Corp.*	400	1,536
Force Protection, Inc.*	600	1,674
FreightCar America, Inc.	900	23,499
Gardner Denver, Inc.*	3,000	76,860
Graco, Inc.	400	9,892
Illinois Tool Works, Inc.	400	13,356
Insteel Industries, Inc.	100	1,026
Kaydon Corp.	400	13,364
Kennametal, Inc.	600	12,732

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Machinery
L.B. Foster Co. Class A*	100	$2,750
Lincoln Electric Holdings, Inc.	600	25,890
Mueller Industries, Inc.	1,900	43,453
Nordson Corp.	500	18,465
RBC Bearings, Inc.*	300	7,119
Reliance Steel & Aluminum Co.	800	20,032
Robbins & Myers, Inc.	1,300	26,520
RSC Holdings, Inc.*	200	1,468
Sun Hydraulics Corp.	200	4,188
Taylor Devices, Inc.*	200	674
The Gorman-Rupp Co.	200	6,290
The Manitowoc Co., Inc.	1,200	11,808
The Timken Co.	800	12,704
Titan International, Inc.	1,375	15,895
Trinity Industries, Inc.	900	15,192
Wabash National Corp.	100	604
		651,785
Marine (0.2%)
American Commercial Lines, Inc.*	100	743
Cal Dive International, Inc.*	413	3,515
Eagle Bulk Shipping, Inc.	800	7,976
Genco Shipping & Trading, Ltd.	500	10,425
Horizon Lines, Inc. Class A§	100	469
Hornbeck Offshore Services, Inc.*	300	7,140
Kirby Corp.*	1,900	65,208
Paragon Shipping, Inc. Class A	200	1,120
TBS International, Ltd. Class A*	300	2,568
		99,164
Media (0.5%)
Acacia Research*	400	1,032
AH Belo Corp. Class A	300	993
Brocade Communications Systems, Inc.*	1,600	6,032
Cinemark Holdings, Inc.	100	829
CKX, Inc.*	400	1,776
Cox Radio, Inc. Class A*	200	1,090
CTC Media, Inc.*	500	3,700
Cumulus Media, Inc., Class A*	300	315
DISH Network Corp. Class A*	700	11,018
Dolan Media Co.*§	300	1,230
Entercom Communications Corp. Class A	1,700	1,139
Entravision Communications Corp. Class A*	1,400	2,646
Fisher Communications, Inc.	100	3,690
GateHouse Media, Inc.	800	68
Gray Television, Inc.	300	165
Harte-Hanks, Inc.	2,300	16,146
Idearc, Inc.§	1,600	608

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Media
Interactive Data Corp.	600	$14,148
Journal Communications, Inc. Class A	500	1,250
Lee Enterprises, Inc.§	600	1,500
LIN TV Corp. Class A*	400	684
LoopNet, Inc.*	300	2,271
Martha Stewart Living Omnimedia, Inc. Class A*	100	523
Mediacom Communications Corp. Class A*	500	2,220
Meredith Corp.	400	7,748
Move, Inc.*	1,500	2,520
Netflix, Inc.*	900	22,284
Playboy Enterprises, Inc. Class B*	500	1,235
PRIMEDIA, Inc.	300	375
R.H. Donnelley Corp.*	400	340
Regal Entertainment Group Class A	2,800	35,952
Scholastic Corp.	2,700	50,139
Sinclair Broadcast Group, Inc. Class A	500	1,615
Sonic Solutions*	400	816
The E.W. Scripps Co. Class A	866	4,027
The McClatchy Co. Class A	700	2,149
The New York Times Co. Class A	2,100	21,000
Warner Music Group Corp.	200	828
Westwood One, Inc.*	1,100	297
World Wrestling Entertainment, Inc. Class A	300	4,272
		230,670
Metals & Mining (1.4%)
A.M. Castle & Co.	200	2,434
AK Steel Holding Corp.	800	11,136
Alpha Natural Resources, Inc.*	5,200	186,004
Brush Engineered Materials, Inc.*	300	3,681
Carpenter Technology Corp.	600	10,860
Century Aluminum Co.*	600	7,542
Cliffs Natural Resources, Inc.	34	918
Coeur d'Alene Mines Corp.*§	8,000	5,760
Commercial Metals Co.	600	6,660
Compass Minerals International, Inc.	2,400	131,832
Foundation Coal Holdings, Inc.	700	14,532
Fushi Copperweld, Inc.*	200	890
Gibraltar Industries, Inc.	100	1,325
GrafTech International, Ltd.*	2,800	22,708
Haynes International, Inc.*	100	2,531
Hecla Mining Co.*	2,000	4,980
Horsehead Holding Corp.*	500	1,730
International Coal Group, Inc.*	1,900	8,892
James River Coal Co.*	500	9,610
Kaiser Aluminum Corp.	600	20,136
Massey Energy Co.	2,500	57,725

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Metals & Mining
Northwest Pipe Co.*	100	$2,873
Olympic Steel, Inc.	100	2,286
Patriot Coal Corp.*	1,300	20,579
Royal Gold, Inc.	300	8,649
Stillwater Mining Co.*	700	2,772
USEC, Inc.*	1,500	6,195
Worthington Industries, Inc.	6,400	77,248
		632,488
Multi-Utilities (0.1%)
Vectren Corp.	900	22,680
Westar Energy, Inc.	400	7,796
		30,476
Multiline Retail (2.7%)
99 Cents Only Stores*	400	4,880
Big Lots, Inc.*	27,000	659,610
BJ's Wholesale Club, Inc.*	1,500	52,800
Dillard's, Inc. Class A	700	3,731
Dollar Tree, Inc.*	2,200	83,644
Family Dollar Stores, Inc.	14,000	376,740
Fred's, Inc. Class A	300	3,675
PriceSmart, Inc.	200	2,980
Retail Ventures, Inc.*	800	1,648
Saks, Inc.*	1,900	11,400
Stein Mart, Inc.	700	1,505
Tuesday Morning Corp.*	500	1,120
		1,203,733
Office Electronics (0.1%)
IKON Office Solutions, Inc.	1,200	20,676
Zebra Technologies Corp.*	1,100	22,264
		42,940
Oil & Gas (2.1%)
Alon USA Energy, Inc.	200	1,764
APCO Argentina, Inc.	100	2,795
Berry Petroleum Co. Class A	600	13,980
BPZ Resources, Inc.*§	1,900	18,810
Brigham Exploration Co.*	400	3,136
Bronco Drilling Co., Inc.*	400	3,088
Cabot Oil & Gas Corp.	400	11,228
Callon Petroleum Co.*	300	3,096
Carrizo Oil & Gas, Inc.*	100	2,339
Cheniere Energy, Inc.*§	100	374
Cimarex Energy Co.	200	8,092
Clayton Williams Energy, Inc.*	100	4,843
Clean Energy Fuels Corp.*	100	770

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Oil & Gas
CNX Gas Corp.*	400	$10,116
Comstock Resources, Inc.*	1,300	64,246
Concho Resources, Inc.*	900	19,125
Continental Resources, Inc.*	800	25,912
CVR Energy, Inc.*	2,400	9,528
Delek US Holdings, Inc.	200	1,118
El Paso Corp.	400	3,880
Energy Partners, Ltd.*	3,400	14,688
Evergreen Energy, Inc.*	1,300	468
EXCO Resources, Inc.*	600	5,514
Frontier Oil Corp.	447	5,905
General Maritime Corp.	300	4,545
GeoGlobal Resources, Inc.*§	400	740
GMX Resources, Inc.*	200	7,550
Goodrich Petroleum Corp.*	100	2,776
Gulfport Energy Corp.*	500	3,525
Harvest Natural Resources, Inc.*	200	1,698
Holly Corp.	500	9,815
McMoRan Exploration Co.*	400	5,676
Oilsands Quest, Inc.*	4,400	7,260
Parallel Petroleum Corp.*	600	2,406
Petroleum Development Corp.*	1,100	22,781
PetroQuest Energy, Inc.*	800	7,960
Pioneer Drilling Co.*	900	6,966
Quicksilver Resources, Inc.*	600	6,282
Rosetta Resources, Inc.*	3,900	41,145
SandRidge Energy, Inc.*	33,412	357,508
St. Mary Land & Exploration Co.	300	7,467
Stone Energy Corp.*	2,600	78,884
TXCO Resources, Inc.*	300	1,572
VAALCO Energy, Inc.*	900	4,770
W&T Offshore, Inc.	3,100	59,427
Warren Resources, Inc.*	900	4,761
Western Refining, Inc.	200	1,334
Whiting Petroleum Corp.*	600	31,194
		912,857
Paper & Forest Products (0.1%)
Potlatch Corp.	400	13,284
Rayonier, Inc.	1,000	33,080
		46,364
Personal Products (0.1%)
Alberto-Culver Co.	1,100	28,303
Elizabeth Arden, Inc.*	400	6,916
Mannatech, Inc.	200	802

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Personal Products
NBTY, Inc.*	679	$15,868
Sally Beauty Holdings, Inc.*	1,300	6,604
Steiner Leisure, Ltd.*	200	5,180
		63,673
Pharmaceuticals (0.8%)
Acadia Pharmaceuticals, Inc.*	1,400	2,660
Akorn, Inc.*	800	2,488
Alnylam Pharmaceuticals, Inc.*	600	13,800
American Oriental Bioengineering, Inc.*	900	5,499
ARIAD Pharmaceuticals, Inc.*	700	1,393
Caraco Pharmaceutical Laboratories, Ltd.*	300	3,051
Cypress Bioscience, Inc.*	500	2,720
Durect Corp.*	600	2,466
Endo Pharmaceuticals Holdings, Inc.*	1,500	27,750
InterMune, Inc.*	500	7,365
Ligand Pharmaceuticals, Inc. Class B*	1,200	2,484
MannKind Corp.*	500	1,880
Medicis Pharmaceutical Corp. Class A	2,400	34,248
MWI Veterinary Supply, Inc.*	100	3,463
Mylan, Inc.*	600	5,142
Nektar Therapeutics*	1,300	7,189
Obagi Medical Products, Inc.*	100	832
Orexigen Therapeutics, Inc.*	200	950
Pain Therapeutics, Inc.*	300	2,742
Par Pharmaceutical Cos., Inc.*	2,200	22,000
Perrigo Co.	1,000	34,000
PharMerica Corp.*	400	8,212
POZEN, Inc.*	200	1,234
Salix Pharmaceuticals, Ltd.*	700	6,440
Sepracor, Inc.*	1,800	23,976
Theravance, Inc.*§	400	2,712
Valeant Pharmaceuticals International*	5,600	105,112
Warner Chilcott, Ltd. Class A*	1,200	16,644
Watson Pharmaceuticals, Inc.*	1,000	26,170
		374,622
Real Estate (2.2%)
Acadia Realty Trust	400	7,228
Alesco Financial, Inc.	1,000	670
Alexandria Real Estate Equities, Inc.	400	27,808
American Campus Communities, Inc.	400	10,392
Anthracite Capital, Inc.	4,000	17,360
Anworth Mortgage Asset Corp.	900	5,274
Arbor Realty Trust, Inc.	100	360
Ashford Hospitality Trust	2,300	3,726
BioMed Realty Trust, Inc.	900	12,645
Brandywine Realty Trust	1,300	11,232

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Real Estate
BRE Properties, Inc.	700	$24,367
Brookdale Senior Living, Inc.	400	3,448
Capital Trust, Inc. Class A	200	1,580
CapLease, Inc.	600	4,050
Capstead Mortgage Corp.	700	7,035
CBL & Associates Properties, Inc.	1,100	10,153
Cedar Shopping Centers, Inc.	500	4,780
Chimera Investment Corp.	500	1,440
Colonial Properties Trust	800	8,432
Corporate Office Properties Trust	600	18,654
Cousins Properties, Inc.	400	5,792
Crystal River Capital, Inc.§	400	292
DCT Industrial Trust, Inc.	2,500	12,325
DiamondRock Hospitality Co.	1,600	8,288
Digital Realty Trust, Inc.	700	23,436
Douglas Emmett, Inc.	1,500	22,650
DuPont Fabros Technology, Inc.	600	3,738
EastGroup Properties, Inc.	300	10,044
Education Realty Trust, Inc.	500	2,125
Entertainment Properties Trust	400	14,980
Equity Lifestyle Properties, Inc.	300	12,597
Equity One, Inc.	900	15,723
Essex Property Trust, Inc.	300	29,190
Extra Space Storage, Inc.	1,000	11,510
FelCor Lodging Trust, Inc.	1,500	4,515
First Industrial Realty Trust, Inc.	1,000	10,340
First Potomac Realty Trust	300	3,684
Forestar Real Estate Group, Inc.*	700	6,125
Franklin Street Properties Corp.	1,000	11,830
Getty Realty Corp.	200	3,894
Glimcher Realty Trust	500	2,620
Gramercy Capital Corp.	1,100	2,926
Grubb & Ellis Co.§	1,400	2,142
Health Care REIT, Inc.	1,300	57,863
Healthcare Realty Trust, Inc.	500	12,775
Hersha Hospitality Trust	700	2,947
Highwoods Properties, Inc.	800	19,856
Hilltop Holdings, Inc.*	500	4,700
Home Properties, Inc.	400	16,196
Hospitality Properties Trust	1,700	17,255
HRPT Properties Trust	2,800	10,108
Inland Real Estate Corp.	900	10,314
Investors Real Estate Trust	600	5,928
iStar Financial, Inc.	2,300	2,438
Jer Investors Trust, Inc.	300	975
Kilroy Realty Corp.	500	16,075
Kite Realty Group Trust	500	3,040

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Real Estate
LaSalle Hotel Properties	600	$8,448
Lexington Realty Trust	900	7,227
LTC Properties, Inc.	300	7,251
Mack-Cali Realty Corp.	900	20,448
Maguire Properties, Inc.§	600	2,130
Medical Properties Trust, Inc.	900	6,642
MFA Mortgage Investments, Inc.	2,400	13,200
Mid-America Apartment Communities, Inc.	400	14,096
National Health Investors, Inc.	300	8,982
National Retail Properties, Inc.	800	14,264
Nationwide Health Properties, Inc.	1,100	32,824
Newcastle Investment Corp.	500	2,025
NorthStar Realty Finance Corp.§	900	5,175
OMEGA Healthcare Investors, Inc.	800	12,056
Parkway Properties, Inc.	200	3,450
Pennsylvania Real Estate Investment Trust	600	7,590
Post Properties, Inc.	600	13,392
PS Business Parks, Inc.	200	9,054
RAIT Financial Trust	700	2,674
Ramco-Gershenson Properties Trust	300	3,954
Realty Income Corp.	1,600	36,992
Redwood Trust, Inc.	100	1,524
Resource Capital Corp.	500	2,475
Saul Centers, Inc.	200	7,318
Senior Housing Properties Trust	1,200	23,004
Sovran Self Storage, Inc.	300	9,735
Strategic Hotels & Resorts, Inc.	1,400	6,930
Sun Communities, Inc.	200	3,008
Sunstone Hotel Investors, Inc.	1,100	7,205
Tanger Factory Outlet Centers, Inc.	400	14,468
Taubman Centers, Inc.	700	23,254
The St. Joe Co.*	600	18,552
U-Store-It Trust	800	5,488
Universal Health Realty Income Trust	100	3,471
Urstadt Biddle Properties, Class A	200	3,276
Washington Real Estate Investment Trust	700	20,986
Weingarten Realty Investors	1,100	22,495
Winthrop Realty Trust	1,000	2,560
		989,493
Road & Rail (1.2%)
AMERCO*	100	4,526
Arkansas Best Corp.	1,500	43,785
Celadon Group, Inc.*	100	1,069
Dollar Thrifty Automotive Group, Inc.*	900	1,458
Forward Air Corp.	400	10,468
GATX Corp.	2,800	79,940

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Road & Rail
Genesee & Wyoming, Inc. Class A*	500	$16,675
Heartland Express, Inc.	1,000	15,340
J.B. Hunt Transport Services, Inc.	400	11,372
Knight Transportation, Inc.	1,000	15,900
Landstar System, Inc.	800	30,872
Old Dominion Freight Line, Inc.*	400	12,136
Pacer International, Inc.	500	5,645
Werner Enterprises, Inc.	13,100	257,022
YRC Worldwide, Inc.*	600	2,748
		508,956
Semiconductor Equipment & Products (3.7%)
Actel Corp.*	100	1,209
Adaptec, Inc.*	1,300	4,173
Advanced Energy Industries, Inc.*	3,000	32,010
Amkor Technology, Inc.*	5,700	23,142
ANADIGICS, Inc.*	700	1,232
Analog Devices, Inc.	400	8,544
Applied Materials, Inc.	400	5,164
Applied Micro Circuits Corp.*	600	3,066
Asyst Technologies, Inc.*	600	378
Atmel Corp.*	5,700	23,655
ATMI, Inc.*	500	6,080
Axcelis Technologies, Inc.*	1,600	704
Brooks Automation, Inc.*	1,200	8,220
Cabot Microelectronics Corp.*	1,200	34,476
Cavium Networks, Inc.*	100	1,274
Cirrus Logic, Inc.*	900	5,166
Conexant Systems, Inc.*	900	1,395
Cree, Inc.*	1,400	27,482
Cymer, Inc.*	1,600	39,152
Diodes, Inc.*	400	3,952
EMCORE Corp.*	400	1,424
Entegris, Inc.*	2,500	6,725
FEI Co.*	600	12,606
FormFactor, Inc.*	600	10,452
International Rectifier Corp.*	1,000	15,440
Kulicke & Soffa Industries, Inc.*	1,000	2,940
Lattice Semiconductor Corp.*	1,900	3,572
LTX-Credence Corp.*	1,319	818
Mattson Technology, Inc.*	500	1,310
Micrel, Inc.	500	3,675
MKS Instruments, Inc.*	2,400	44,520
Monolithic Power Systems, Inc.*	300	5,097
Netlogic Microsystems, Inc.*	200	4,224
OmniVision Technologies, Inc.*	800	6,472
ON Semiconductor Corp.*	1,400	7,154

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Semiconductor Equipment & Products
Pericom Semiconductor Corp.*	100	$780
Photronics, Inc.*	1,600	1,104
PMC-Sierra, Inc.*	1,800	8,424
QLogic Corp.*	3,500	42,070
RF Micro Devices, Inc.*	4,700	9,353
Rudolph Technologies, Inc.*	100	335
Semitool, Inc.*	200	1,182
Semtech Corp.*	5,400	65,448
Silicon Image, Inc.*	1,000	4,570
Silicon Laboratories, Inc.*	600	15,576
Silicon Storage Technology, Inc.*	1,100	3,465
SiRF Technology Holdings, Inc.*	1,600	1,504
Skyworks Solutions, Inc.*	1,800	12,834
Spansion, Inc. Class A*	1,100	682
Standard Microsystems Corp.*	300	5,403
Supertex, Inc.*	100	2,412
Tessera Technologies, Inc.*	59,184	1,022,699
Trident Microsystems, Inc.*	1,000	1,810
TriQuint Semiconductor, Inc.*	2,200	9,856
Ultra Clean Holdings, Inc.*	100	302
Zoran Corp.*	7,100	57,794
		1,624,506
Software (1.3%)
Advent Software, Inc.*	300	5,622
ANSYS, Inc.*	1,186	33,955
BMC Software, Inc.*	400	10,328
Chordiant Software, Inc.*	400	1,328
Cognex Corp.	700	11,214
Commvault Systems, Inc.*	500	5,350
Compuware Corp.*	4,600	29,348
Deltek, Inc.*	100	521
DivX, Inc.*	100	698
Eclipsys Corp.*	800	11,880
Epicor Software Corp.*	400	2,820
EPIQ Systems, Inc.*	500	6,795
Fair Isaac Corp.	500	7,795
FARO Technologies, Inc.*	100	1,517
Gartner, Inc.*	1,000	18,400
Informatica Corp.*	1,400	19,670
Jack Henry & Associates, Inc.	1,300	24,713
JDA Software Group, Inc.*	2,100	29,988
Macrovision Solutions Corp.*	500	5,540
Magma Design Automation, Inc.*	900	2,349
Manhattan Associates, Inc.*	300	5,043
MedAssets, Inc.*	500	7,215
Mentor Graphics Corp.*	100	734

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Software
Metavante Technologies, Inc.*	1,700	$28,509
MICROS Systems, Inc.*	1,400	23,842
MSC.Software Corp.*	300	2,580
National Instruments Corp.	1,000	25,400
Novell, Inc.*	6,200	28,892
Parametric Technology Corp.*	4,200	54,558
Phoenix Technologies, Ltd.*	300	1,326
Progress Software Corp.*	1,900	43,586
Red Hat, Inc.*	100	1,331
Secure Computing Corp.*	1,000	5,660
Smith Micro Software, Inc.*	200	1,250
Solera Holdings, Inc.*	200	4,978
SPSS, Inc.*	300	7,008
SuccessFactors, Inc.*	300	2,397
Sybase, Inc.*	2,000	53,260
Take-Two Interactive Software, Inc.	1,200	14,232
Taleo Corp. Class A*	300	4,140
The Ultimate Software Group, Inc.*	500	6,665
THQ, Inc.*	900	6,705
TIBCO Software, Inc.*	1,900	9,785
TradeStation Group, Inc.*	400	3,132
VASCO Data Security International, Inc.*	100	1,133
VeriFone Holdings, Inc.*	1,100	12,496
Wind River Systems, Inc.*	900	7,866
		593,554
Specialty Retail (3.7%)
Aaron Rents, Inc.	2,300	57,017
Aeropostale, Inc.*	21,400	518,094
AnnTaylor Stores Corp.*	1,000	12,570
Asbury Automotive Group, Inc.	300	975
Bare Escentuals, Inc.*	900	3,762
Barnes & Noble, Inc.	2,300	43,424
bebe Stores, Inc.	100	886
Big 5 Sporting Goods Corp.	100	628
Blockbuster, Inc. Class A*	2,000	3,040
Borders Group, Inc.	600	2,034
Cabela's, Inc.*	300	2,385
Casual Male Retail Group, Inc.*	500	950
Cato Corp. Class A	1,900	29,488
Charlotte Russe Holding, Inc.*	100	845
Charming Shoppes, Inc.*	1,400	1,540
Chico's FAS, Inc.*	2,200	7,480
Christopher & Banks Corp.	400	2,088
Circuit City Stores, Inc.	2,000	520
Copart, Inc.*	1,000	34,900
Dick's Sporting Goods, Inc.*	500	7,660

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Specialty Retail
Foot Locker, Inc.	10,300	$150,586
Gaiam, Inc. Class A*	100	820
Hanesbrands, Inc.*	500	8,735
hhgregg, Inc.*	200	1,096
Hibbett Sports, Inc.*	400	7,124
Hot Topic, Inc.*	200	1,296
Interline Brands, Inc.*	400	4,256
J. Crew Group, Inc.*	600	12,150
Jo-Ann Stores, Inc.*	400	7,664
Jos. A. Bank Clothiers, Inc.*	300	7,641
Lithia Motors, Inc. Class A§	200	820
Men's Wearhouse, Inc.	2,600	39,754
Monro Muffler Brake, Inc.	200	4,306
O'Reilly Automotive, Inc.*	1,628	44,135
Pier 1 Imports, Inc.*	1,000	1,380
RadioShack Corp.	29,000	367,140
Rent-A-Center, Inc.*	2,600	37,960
Ross Stores, Inc.	200	6,538
Rush Enterprises, Inc. Class A*	200	1,874
Rush Enterprises, Inc. Class B*	100	1,067
Select Comfort Corp.*	400	192
Stage Stores, Inc.	300	2,313
The Buckle, Inc.	3,150	82,971
The Dress Barn, Inc.*	800	7,648
The Gap, Inc.	400	5,176
The Gymboree Corp.*	700	18,102
The Pep Boys-Manny, Moe & Jack	500	2,410
The Talbots, Inc.	400	3,924
The TJX Companies, Inc.	100	2,676
The Wet Seal, Inc. Class A*	1,200	3,528
Tractor Supply Co.*	500	20,780
United Rentals, Inc.*	1,100	11,275
Zale Corp.*	1,200	20,472
Zumiez, Inc.*	200	1,952
		1,620,047
Telecom - Integrated/Services (0.0%)
Global Crossing, Ltd.*	200	1,332
Textiles & Apparel (0.6%)
American Apparel, Inc.*	200	1,176
Coach, Inc.*	100	2,060
Columbia Sportswear Co.	200	7,374
Crocs, Inc.*	900	2,259
Deckers Outdoor Corp.*	300	25,458
Guess?, Inc.	400	8,708
Jones Apparel Group, Inc.	6,900	76,659
Maidenform Brands, Inc.*	100	1,098

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United States
Textiles & Apparel
New York & Company, Inc.*	100	$282
Oxford Industries, Inc.	200	2,694
Perry Ellis International, Inc.*	100	979
Quiksilver, Inc.*	2,000	5,180
Sealy Corp.	600	1,938
Skechers U.S.A., Inc. Class A*	400	5,432
Steven Madden, Ltd.*	200	4,356
True Religion Apparel, Inc.*	300	5,025
tw telecom, Inc.*	1,900	13,452
Under Armour, Inc. Class A*§	400	10,400
UniFirst Corp.	100	3,263
Volcom, Inc.*	200	2,586
Warnaco Group, Inc.*	1,700	50,677
Wolverine World Wide, Inc.	1,700	39,950
		271,006
Tobacco (0.1%)
Alliance One International, Inc.*	1,900	6,346
Vector Group, Ltd.	840	14,322
		20,668
Water Utilities (0.1%)
American States Water Co.	200	6,842
California Water Service Group	1,100	41,316
SJW Corp.	200	5,560
		53,718
Wireless Telecommunication Services (0.1%)
Aruba Networks, Inc.*	300	933
Centennial Communications Corp.*	3,100	11,036
EMS Technologies, Inc.*	100	2,090
GoAmerica, Inc.*§	200	1,026
ICO Global Communications (Holdings), Ltd.*	1,900	3,116
iPCS, Inc.*	200	3,264
Leap Wireless International, Inc.*	500	14,020
NTELOS Holdings Corp.	200	5,200
Orbcomm, Inc.*	200	600
Syniverse Holdings, Inc.*	600	11,280
TerreStar Corp.*	800	648
		53,213
TOTAL UNITED STATES		27,581,619
TOTAL COMMON STOCKS (Cost $67,470,980)		42,046,189

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
RIGHTS (0.0%)
United States (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10* (Cost $500)	500	$575
SHORT-TERM INVESTMENTS (5.7%)
State Street Navigator Prime Portfolio§§	539,319	539,319
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$2,010	2,010,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,549,319)		2,549,319
TOTAL INVESTMENTS AT VALUE (100.4%) (Cost $70,020,799)		44,596,083
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(170,879)
NET ASSETS (100.0%)		$44,425,204

INVESTMENT ABBREVIATION

GDR = Global Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $539,319 (Cost $70,020,799) (Note 2)	$44,596,083[1]
Cash	906
Foreign currency at value (cost $469,555)	406,368
Receivable for investments sold	65,213
Dividend and interest receivable	27,708
Receivable from investment adviser (Note 3)	23,365
Receivable for fund shares sold	1,258
Prepaid expenses and other assets	59,196
Total Assets	45,180,097
Liabilities
Administrative services fee payable (Note 3)	36,240
Shareholder servicing/Distribution fee payable (Note 3)	17,325
Payable upon return of securities loaned (Note 2)	539,319
Payable for fund shares redeemed	19,488
Directors' fee payable	6,609
Other accrued expenses payable	135,912
Total Liabilities	754,893
Net Assets
Capital stock, $.001 par value (Note 6)	3,379
Paid-in capital (Note 6)	109,632,352
Undistributed net investment income	274,798
Accumulated net realized loss on investments and foreign currency transactions	(39,996,800)
Net unrealized depreciation from investments and foreign currency translations	(25,488,525)
Net Assets	$44,425,204
Common Shares
Net assets	$15,101,353
Shares outstanding	1,147,639
Net asset value, offering price, and redemption price per share	$13.16
Advisor Shares
Net assets	$223,915
Shares outstanding	17,553
Net asset value, offering price, and redemption price per share	$12.76
A Shares
Net assets	$28,708,149
Shares outstanding	2,182,377
Net asset value and redemption price per share	$13.15
Maximum offering price per share (net asset value/(1-5.75%))	$13.95
B Shares
Net assets	$207,788
Shares outstanding	16,562
Net asset value and offering price per share	$12.55
C Shares
Net assets	$183,999
Shares outstanding	14,637
Net asset value and offering price per share	$12.57

1  Including $502,541 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Dividends	$1,302,111
Interest	21,588
Securities lending	261,021
Foreign taxes withheld	(75,728)
Total investment income	1,508,992
Expenses
Investment advisory fees (Note 3)	977,464
Administrative services fees (Note 3)	161,030
Shareholder servicing/Distribution fees (Note 3)
Common Class	66,481
Advisor Class	2,289
Class A	125,772
Class B	4,403
Class C	3,259
Transfer agent fees (Note 3)	330,324
Custodian fees	84,421
Printing fees (Note 3)	77,673
Registration fees	68,896
Audit and tax fees	35,404
Legal fees	28,296
Directors' fees	14,579
Interest expense (Note 4)	4,600
Insurance expense	2,532
Commitment fees (Note 4)	966
Miscellaneous expense	29,526
Total expenses	2,017,915
Less: fees waived (Note 3)	(790,729)
Net expenses	1,227,186
Net investment income	281,806
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,906,962)
Net realized loss from foreign currency transactions	(150,611)
Net change in unrealized appreciation (depreciation) from investments	(44,456,419)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(63,749)
Net realized and unrealized loss from investments and foreign currency related items	(47,577,741)
Net decrease in net assets resulting from operations	$(47,295,935)

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income	$281,806	$669,442
Net realized gain (loss) from investments and foreign currency transactions	(3,057,573)	10,956,627
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(44,520,168)	2,938,903
Net increase (decrease) in net assets resulting from operations	(47,295,935)	14,564,972
From Dividends
Dividends from net investment income
Common Class shares	(260,229)	—
Advisor Class shares	(3,666)	—
Class A shares	(485,655)	—
Net decrease in net assets resulting from dividends	(749,550)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,229,751	2,927,166
Reinvestment of dividends	719,958	—
Net asset value of shares redeemed	(18,877,486)[1]	(39,184,425)[2]
Net decrease in net assets from capital share transactions	(16,927,777)	(36,257,259)
Net decrease in net assets	(64,973,262)	(21,692,287)
Net Assets
Beginning of year	109,398,466	131,090,753
End of year	$44,425,204	$109,398,466
Undistributed net investment income	$274,798	$643,951

1  Net of $577 of redemption fees retained by the Fund.

2  Net of $209 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$26.02	$23.19	$19.94	$16.16	$15.08
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.08	0.15	(0.08)	(0.13)	(0.18)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(12.75)	2.68	3.33	3.91	1.26
Total from investment operations	(12.67)	2.83	3.25	3.78	1.08
REDEMPTION FEES[2]	0.00	0.00	0.00	0.00	0.00
LESS DIVIDENDS
Dividends from net investment income	(0.19)	—	—	—	—
Net asset value, end of year	$13.16	$26.02	$23.19	$19.94	$16.16
Total return[3]	(49.01)%	12.20%	16.30%	23.39%	7.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$15,101	$37,316	$42,613	$43,963	$48,378
Ratio of expenses to average net assets	1.56%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.37%	0.58%	(0.35)%	(0.71)%	(1.13)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.01%	0.56%	0.51%	0.55%	0.72%
Portfolio turnover rate	139%	98%	82%	73%	62%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$25.23	$22.54	$19.43	$15.79	$14.78
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.02	0.05	(0.14)	(0.18)	(0.22)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(12.37)	2.64	3.25	3.82	1.23
Total from investment operations	(12.35)	2.69	3.11	3.64	1.01
LESS DIVIDENDS
Dividends from net investment income	(0.12)	—	—	—	—
Net asset value, end of year	$12.76	$25.23	$22.54	$19.43	$15.79
Total return[2]	(49.14)%	11.93%	16.01%	23.05%	6.83%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$224	$841	$1,440	$2,017	$1,843
Ratio of expenses to average net assets	1.81%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income (loss) to average net assets	0.11%	0.23%	(0.60)%	(0.97)%	(1.38)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.09%	0.56%	0.51%	0.55%	0.72%
Portfolio turnover rate	139%	98%	82%	73%	62%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$26.01	$23.18	$19.93	$16.16	$15.08
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.08	0.14	(0.08)	(0.13)	(0.18)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(12.75)	2.69	3.33	3.90	1.26
Total from investment operations	(12.67)	2.83	3.25	3.77	1.08
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS
Dividends from net investment income	(0.19)	—	—	—	—
Net asset value, end of year	$13.15	$26.01	$23.18	$19.93	$16.16
Total return[3]	(49.03)%	12.21%	16.31%	23.33%	7.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$28,708	$70,082	$85,558	$91,246	$97,146
Ratio of expenses to average net assets	1.56%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.37%	0.55%	(0.35)%	(0.71)%	(1.13)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.01%	0.56%	0.51%	0.55%	0.72%
Portfolio turnover rate	139%	98%	82%	73%	62%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$24.80	$22.26	$19.29	$15.75	$14.82
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.04)	(0.22)	(0.27)	(0.29)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(12.18)	2.58	3.19	3.81	1.22
Total from investment operations	(12.25)	2.54	2.97	3.54	0.93
Net asset value, end of year	$12.55	$24.80	$22.26	$19.29	$15.75
Total return[2]	(49.40)%	11.41%	15.40%	22.48%	6.28%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$208	$657	$737	$378	$337
Ratio of expenses to average net assets	2.31%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.36)%	(0.16)%	(1.01)%	(1.46)%	(1.88)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.01%	0.56%	0.51%	0.55%	0.72%
Portfolio turnover rate	139%	98%	82%	73%	62%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$24.84	$22.31	$19.32	$15.78	$14.84
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.06)	(0.23)	(0.27)	(0.29)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(12.19)	2.59	3.22	3.81	1.23
Total from investment operations	(12.27)	2.53	2.99	3.54	0.94
REDEMPTION FEES	0.00[2]	—	—	—	—
Net asset value, end of year	$12.57	$24.84	$22.31	$19.32	$15.78
Total return[3]	(49.40)%	11.34%	15.48%	22.43%	6.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$184	$502	$742	$643	$371
Ratio of expenses to average net assets	2.31%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.41)%	(0.24)%	(1.10)%	(1.46)%	(1.88)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.02%	0.56%	0.51%	0.55%	0.72%
Portfolio turnover rate	139%	98%	82%	73%	62%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements
October 31, 2008

Note 1. Organization

Credit Suisse Global Small Cap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2008, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $837,954, of which $512,723 was rebated to borrowers (brokers). The Fund retained $261,021 in income from the cash collateral investment, and SSB, as lending agent, was paid $64,210. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2008, investment advisory fees earned and voluntarily waived were $977,464 and $790,729, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2008. Fee

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. As of October 1, 2008, Credit Suisse Australia no longer serves as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were $70,378.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $90,652.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2008, the Fund reimbursed Credit Suisse $33,814, which is included in the Fund's transfer agent expense.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Fund that it retained $300 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $54,336 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, the Fund had no borrowings under the Credit Facility. During the year ended October 31, 2008, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$1,227,893	4.639%	$2,161,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $107,254,853 and $126,348,995, respectively.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	29,334	$581,594	44,435	$1,115,960
Shares issued in reinvestment of dividends	10,970	253,525	—	—
Shares redeemed	(326,767)	(6,738,153)	(447,998)	(11,193,977)
Net decrease	(286,463)	$(5,903,034)	(403,563)	$(10,078,017)
	Advisor Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	6,068	$114,519	24,229	$573,738
Shares issued in reinvestment of dividends	146	3,262	—	—
Shares redeemed	(22,013)	(453,076)	(54,774)	(1,312,645)
Net decrease	(15,799)	$(335,295)	(30,545)	$(738,907)
	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	24,031	$499,540	44,868	$1,127,776
Shares issued in reinvestment of dividends	20,051	463,171	—	—
Shares redeemed	(555,740)	(11,341,573)	(1,041,406)	(26,094,022)
Net decrease	(511,658)	$(10,378,862)	(996,538)	$(24,966,246)
	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	1,357	$26,285	2,557	$61,718
Shares redeemed	(11,309)	(222,993)	(9,163)	(217,063)
Net decrease	(9,952)	$(196,708)	(6,606)	$(155,345)

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	387	$7,813	2,047	$47,974
Shares redeemed	(5,948)	(121,691)	(15,111)	(366,718)
Net decrease	(5,561)	$(113,878)	(13,064)	$(318,744)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	52%
Advisor Class	4	79%
Class A	1	22%
Class B	4	29%
Class C	5	85%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007 were as follows:

Ordinary Income
2008	2007
$749,550	$—

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

differences. These differences are primarily due to differing treatments of dividends received from Real Estate Investment Trusts, losses deferred due to wash sales and capital loss carryforwards.

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$274,518
Accumulated net realized loss	(39,819,428)
Unrealized depreciation	(25,665,617)
$(65,210,527)

At October 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010	2016
$4,634,462	$31,660,253	$3,524,713

Included in the Fund's capital loss carryforwards which expire in 2010 is $11,307,601 acquired in the Credit Suisse Global Technology Fund merger, of which $7,220,494 is subject to IRS limitations.

Included in the Fund's capital loss carryforwards which expire in 2010 is $3,321,063 acquired in the Credit Suisse Global Health Sciences Fund merger.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $70,197,893, $686,931, $(26,288,741) and $(25,601,810), respectively.

At October 31, 2008, the Fund reclassified $98,591 from accumulated net realized loss from investments to undistributed net investment income, to adjust for the current period permanent book/tax differences which arose principally from differing book/tax treatments of dividends received from Real Estate Investment Trusts, foreign currency transactions and realized gain (loss) from the sale of Partnerships and PFICs. Net assets were not affected by these reclassifications.

Credit Suisse Global Small Cap Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Global Small Cap Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global Small Cap Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Small Cap Fund, Inc. (the "Fund") at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Global Small Cap Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Global Small Cap Fund
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2008, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 46.23%.

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Fund designates approximately $749,550, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse Global Small Cap Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form.  There were no amendments to the code during the fiscal year ended October 31, 2008.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$20,888	$25,000
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$26,818	$31,655

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

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	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	January 8, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 8, 2009

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